Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Purchases (By)/From Amounts Owed To/(By)Equity Accounted Joint Ventures And Associates [Text Block]
	December 31, 2010		December 31, 2009		December 31, 2008
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	3	-	1	-	1
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(8)	(2)	(10)	(3)	(5)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(3)	-	(3)	-	(1)
Societe des Mines de Morila S.A.	(8)	(1)	(6)	(1)	(5)
Trans-Siberian Gold plc	1	-	-	(1)	-
	(15)	(3)	(18)	(5)	(10)

Loans Due By Equity Accounted Joint Ventures And Associates [Text Block]
	Amounts owed to/due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing.

	As at December 31, 2010 and 2009, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2010	2009
		$	$
	AGA-Polymetal Strategic Alliance (joint venture) (1)	-	3
	Oro Group (Proprietary) Limited (2)	2	2
	AuruMar (Proprietary) Limited (joint venture) (3)	5	2
	Orpheo (Proprietary) Limited (3)	1	1

(1)	The loan was written off during 2010. The write-off is included in equity income in associates.
(2)	The loan bears interest at a rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at their discretion.
(3)	Loans are unsecured, interest free and there are no fixed terms of repayment.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2010 and 2009, there are no outstanding balances arising from loans owed to related parties.